As filed with the Securities and Exchange Commission on November 30, 2007
                                               1933 Act File No: 333-109762
                                               1940 Act File No: 811-10463

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                    [  ]

Post-Effective Amendment No. 9                                 [X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 15                                               [X ]

                        (Check appropriate box or boxes.)

                            JNLNY Separate Account IV
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
--------------------------------------------------------------------------------
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (888) 367-5651
--------------------------------------------------------------------------------
              Depositor's Telephone Number, including Area Code:

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

                     (Name and Address of Agent for Service)

                                With a Copy to:

                            Anthony L. Dowling, Esq.
                    Jackson National Life Insurance Company
                                1 Corporate Way
                               Lansing, MI 48951


It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b).
----
 X       on December 3, 2007, pursuant to paragraph (b).
----
         60 days after filing pursuant to paragraph (a)(1).
----
         on (date) pursuant to paragraph (a)(1) of Rule 485.
----


If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered: Variable Portion of Flexible Premium Variable Universal Life Insurance Policies

EXPLANATORY NOTE: This amendment supplements the prospectus and the Statement of Additional Information. Parts B and C are also amended as indicated. The amendment does not otherwise delete, amend, or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings. Accordingly, Parts A and B of Post-Effective Amendment No. 8, as filed on April 27, 2007 (Accession No. 0000927730-07-000125), as thereafter supplemented, are hereby incorporated by reference.

                        SUPPLEMENT DATED DECEMBER 3, 2007
                   TO THE PROSPECTUS DATED APRIL 30, 2007 FOR

                           PERSPECTIVE INVESTOR VUL(R)

        ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT IV

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

*On the first page, please replace the second paragraph with the following.

     The policies currently offer 49 allocation options, including 48 variable investment options, each of which is an Investment Division of Jackson National Separate Account IV and our Fixed Account. Each Investment Division invests exclusively in shares of one of the portfolios of JNL(R) Series Trust or JNL Variable Fund LLC.

--------------------------------------------------------------------------------
*Please note the following merger.

         JNL SERIES TRUST

         JNL/Putnam Midcap Growth Fund merged into the JNL/FI Mid-Cap Equity
         Fund

*Also, please note the following name changes.

         JNL SERIES TRUST


         JNL/AIM INTERNATIONAL GROWTH FUND (FORMERLY JNL/JPMORGAN INTERNATIONAL EQUITY FUND)
         JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND (FORMERLY JNL/FI BALANCED FUND)
         JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND (FORMERLY JNL/SELECT GLOBAL GROWTH FUND)
         JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND (FORMERLY JNL/SELECT LARGE CAP GROWTH FUND)
         JNL/JPMORGAN MIDCAP GROWTH FUND (FORMERLY JNL/FI MID-CAP EQUITY FUND)
         JNL/PPM AMERICA CORE EQUITY FUND (FORMERLY JNL/PUTNAM EQUITY FUND)

MORE INFORMATION ABOUT THE ABOVE CHANGES IS AVAILABLE IN THE RESPECTIVE PROSPECTUSES (AND SUPPLEMENTS) OF THE JNL SERIES TRUST AND THE JNL VARIABLE FUND LLC.

--------------------------------------------------------------------------------
*Under CHARGES ASSESSED AGAINST THE PORTFOLIOS, under Individual Portfolio Company Annual Expenses, please replace the entire fee table and corresponding footnotes with the following.


                      FUND OPERATING EXPENSES
 (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS)

                                                                                                      ACQUIRED
                                                                                                     FUND FEES       ANNUAL
                                                    MANAGEMENT AND     SERVICE         OTHER            AND         OPERATING
                       FUND NAME                    ADMIN FEE A      (12B-1) FEE     EXPENSES B      EXPENSES C     EXPENSES
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/AIM International Growth                       0.82%            0.00%           0.00%           0.00%         0.82%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/AIM Large Cap Growth                           0.80%            0.00%           0.00%           0.01%         0.81%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/AIM Real Estate                                0.82%            0.00%           0.00%           0.01%         0.83%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/AIM Small Cap Growth                           0.95%            0.00%           0.01%           0.00%         0.96%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Capital Guardian Global Balanced               0.80%            0.00%           0.02%           0.00%         0.82%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Capital Guardian Global Diversified
       Research                                         0.90%            0.00%           0.01%           0.00%         0.91%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Capital Guardian International Small Cap       1.10%            0.00%           0.01%           0.00%         1.11%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Capital Guardian U.S. Growth Equity            0.80%            0.00%           0.01%           0.00%         0.81%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Credit Suisse Global Natural Resources         0.85%            0.00%           0.01%           0.00%         0.86%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Credit Suisse Long/Short                       1.00%            0.00%           0.50% D         0.00%         1.50%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Eagle Core Equity                              0.73%            0.00%           0.00%           0.01%         0.74%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Eagle SmallCap Equity                          0.83%            0.00%           0.01%           0.01%         0.85%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Franklin Templeton Global Growth               0.90%            0.00%           0.01%           0.00%         0.91%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Franklin Templeton Income                      0.90%            0.00%           0.00%           0.00%         0.90%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Franklin Templeton Mutual Shares               0.85%            0.00%           0.01%           0.00%         0.86%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Franklin Templeton Small Cap Value             0.95%            0.00%           0.00%           0.03%         0.98%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Goldman Sachs Core Plus Bond                   0.70%            0.00%           0.00%           0.00%         0.70%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Goldman Sachs Mid Cap Value                    0.84%            0.00%           0.01%           0.01%         0.86%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Goldman Sachs Short Duration Bond              0.54%            0.00%           0.00%           0.00%         0.54%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/JPMorgan International Value                   0.83%            0.00%           0.00%           0.01%         0.84%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/JPMorgan MidCap Growth                         0.80%            0.00%           0.01%           0.01%         0.82%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/JPMorgan U.S. Government & Quality Bond        0.58%            0.00%           0.01%           0.00%         0.59%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Lazard Emerging Markets                        1.15%            0.00%           0.01%           0.02%         1.18%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Lazard Mid Cap Value                           0.82%            0.00%           0.01%           0.01%         0.84%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Lazard Small Cap Value                         0.85%            0.00%           0.01%           0.01%         0.87%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management S&P 500 Index        0.39%            0.00%           0.01%           0.01%         0.41%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management S&P 400
       MidCap Index                                     0.39%            0.00%           0.02%           0.01%         0.42%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management Small Cap Index      0.39%            0.00%           0.01%           0.01%         0.41%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management International
       Index                                            0.45%            0.00%           0.02%           0.01%         0.48%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management Bond Index           0.40%            0.00%           0.01%           0.00%         0.41%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management Enhanced S&P
       500 Stock Index                                  0.59%            0.00%           0.01%           0.01%         0.61%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Oppenheimer Global Growth                      0.85%            0.00%           0.01%           0.00%         0.86%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/PIMCO Real Return                              0.60%            0.00%           0.01%           0.00%         0.61%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/PIMCO Total Return Bond                        0.60%            0.00%           0.00%           0.00%         0.60%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/PPM America Core Equity                        0.75%            0.00%           0.01%           0.00%         0.76%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/PPM America High Yield Bond                    0.57%            0.00%           0.00%           0.00%         0.57%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/PPM America Value Equity                       0.65%            0.00%           0.00%           0.00%         0.65%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Select Balanced                                0.58%            0.00%           0.01%           0.01%         0.60%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Select Money Market                            0.38%            0.00%           0.01%           0.00%         0.39%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Select Value                                   0.64%            0.00%           0.00%           0.01%         0.65%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/T. Rowe Price Established Growth               0.70%            0.00%           0.00%           0.00%         0.70%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/T. Rowe Price Mid-Cap Growth                   0.81%            0.00%           0.00%           0.00%         0.81%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/T. Rowe Price Value                            0.75%            0.00%           0.01%           0.00%         0.76%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/S&P Competitive Advantage                      0.50%            0.00%           0.01%           0.00%         0.51%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/S&P Dividend Income & Growth                   0.50%            0.00%           0.01%           0.00%         0.51%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/S&P Intrinsic Value                            0.50%            0.00%           0.01%           0.00%         0.51%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/S&P Total Yield                                0.50%            0.00%           0.01%           0.00%         0.51%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management Nasdaq(R) 25         0.52%            0.00%           0.04%           0.00%         0.56%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management Value
       Line(R) 30                                       0.44%            0.00%           0.15%           0.00%         0.59%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management DowSM Dividend       0.47%            0.00%           0.03%           0.01%         0.51%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management S&P(R) 24            0.52%            0.00%           0.02%           0.01%         0.55%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management 25                   0.44%            0.00%           0.01%           0.00%         0.45%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management Select
       Small-Cap                                        0.44%            0.00%           0.01%           0.00%         0.45%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management JNL 5                0.43%            0.00%           0.01%           0.00%         0.44%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management VIP                  0.45%            0.00%           0.04%           0.00%         0.49%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management JNL Optimized 5      0.51%            0.00%           0.04%           0.01%         0.56%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management S&P(R) SMid 60       0.52%            0.00%           0.02%           0.00%         0.54%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management NYSE(R)
       International 25                                 0.57%            0.00%           0.05%           0.00%         0.62%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management Communications
       Sector                                           0.52%            0.00%           0.03%           0.00%         0.55%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management Consumer Brands
       Sector                                           0.52%            0.00%           0.03%           0.00%         0.55%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management Financial
       Sector                                           0.52%            0.00%           0.03%           0.00%         0.55%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management Healthcare
       Sector                                           0.50%            0.00%           0.03%           0.00%         0.53%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management Oil & Gas
       Sector                                           0.45%            0.00%           0.04%           0.00%         0.49%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------
     JNL/Mellon Capital Management Technology
       Sector                                           0.52%            0.00%           0.03%           0.00%         0.55%
     ---------------------------------------------- ---------------- --------------- --------------- ------------- --------------

A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

     The JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management
     Enhanced S&P 500 Stock Index Fund, and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.15%.

     The JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, the JNL/S&P Total Yield Fund, pay an administrative fee of 0.05%.

     All other Funds pay an administrative fee of 0.10%.

     The Management and  Administrative  Fee and the Annual  Operating  Expenses
     columns  in  this  table   reflect   the   inclusion   of  any   applicable
     administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the .50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

--------------------------------------------------------------------------------
*Following CHARGES ASSESSED AGAINST THE PORTFOLIO, following footnote D, please replace the first paragraph with the following.

         S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "Standard & Poor's MidCap 400 Index," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management VIP Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

*Also following CHARGES ASSESSED AGAINST THE PORTFOLIO, following footnote D, after the third paragraph please insert the following.

         JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

         Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

         Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

--------------------------------------------------------------------------------
*Under THE SEPARATE ACCOUNT, with the JNL Series Trust, please replace the fund objectives for funds that have new sub-advisors with the following.


         JNL/AIM INTERNATIONAL GROWTH FUND (FORMERLY JNL/JPMORGAN INTERNATIONAL EQUITY FUND)
              Jackson National Asset Management, LLC (and AIM
              Capital Management, Inc.)

                  Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

         JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND (FORMERLY JNL/FI BALANCED FUND)
              Jackson National Asset Management, LLC (and Capital Guardian Trust
              Company)

                  Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

         JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND (FORMERLY JNL/SELECT GLOBAL GROWTH FUND)
              Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

                  Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks and preferred shares (or securities convertible or exchangeable into such securities) of companies with market capitalization greater than $1 billion at the time of purchase.

         JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND (FORMERLY JNL/SELECT LARGE CAP GROWTH FUND)
              Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

                  Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities). The Fund normally will invest in common stocks (or securities convertible or exchangeable into common stocks) of companies with market capitalization greater than $1.5 billion at the time of purchase.

         JNL/JPMORGAN MIDCAP GROWTH FUND (FORMERLY JNL/FI MID-CAP EQUITY FUND)
              Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

                  Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets
                  (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

         JNL/PPM AMERICA CORE EQUITY FUND (FORMERLY JNL/PUTNAM EQUITY FUND)
              Jackson National Asset Management, LLC (and PPM America, Inc.)

                  Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets
                  (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

*Also under THE SEPARATE ACCOUNT, with the JNL Variable Fund LLC, please replace the corresponding fund objectives with the following.

         JNL/MELLON CAPITAL MANAGEMENT 25 FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE").

         JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American
                  Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

         JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

                  >> 20% in the DowSM 10 Strategy, a dividend yielding strategy;
                  >> 20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;
                  >> 20% in the Global 15 Strategy, a dividend yielding strategy;
                  >> 20% in the 25 Strategy, a dividend yielding strategy and
                  >> 20% in the Select Small-Cap Strategy, a small capitalization strategy.

         JNL/MELLON CAPITAL MANAGEMENT VIP FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

                  >> The DowSM Core 5 Strategy;
                  >> The European 20 Strategy;
                  >> The Nasdaq(R) 25 Strategy;
                  >> The S&P 24 Strategy;
                  >> The Select Small-Cap Strategy; and
                  >> The Value Line(R) 30 Strategy.

         JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

                  >> 25% in the Nasdaq(R) 25 Strategy;
                  >> 25% in the Value Line(R) 30 Strategy;
                  >> 24% in the European 20 Strategy;
                  >> 14% in the Global 15 Strategy; and
                  >> 12% in the 25 Strategy.

         JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S.
                  Telecommunications Index.

         JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S.
                  Consumer Services Index.

         JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S.
                  Financial Index.

         JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S.
                  Healthcare Index.

         JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil
                  & Gas Index.

         JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S.
                  Technology Index.


--------------------------------------------------------------------------------
*Under FEDERAL TAX CONSIDERATIONS, with the subsection entitled "Owner Control," please replace the second sentence of the second paragraph with the following.

         The first difference is that the policy in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas our policy offers 48 Investment Divisions and at least one Fixed Account.



(To be used with NV5825 05/07)

                                                                    NV6208 12/07

                        SUPPLEMENT DATED DECEMBER 3, 2007
      TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2007 FOR
                           PERSPECTIVE INVESTOR VUL(R)
                            ULTIMATE INVESTOR(R) VUL
                               JNL ADVISOR VUL(R)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                 THROUGH JACKSON NATIONAL(R) SEPARATE ACCOUNT IV

       OR ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT IV


--------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

*Under GENERAL INFORMATION AND HISTORY, please replace the ninth paragraph with the following.

         "The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

*Also under GENERAL INFORMATION AND HISTORY, please add the following.

         JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

         Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

         Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.



(To be used with V5789 05/07, V5889 05/07 and NV5789 05/07)

                                                                    VC6209 12/07

                                     PART C

                                OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of Board of Directors of Jackson National Life Insurance Company of New York authorizing the establishment of JNLNY Separate Account IV, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

(b)  Not applicable.

(c) (1) Distribution Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2)  Form of Selling  Agreement,  incorporated by reference to Registrant's
          Registration   Statement  on  Form  N-6  (File  Nos.   333-108433  and
          811-09933) as filed on October 17, 2003.

(d) (1) Form of Flexible Premium Variable Life Insurance Policy, incorporated by reference to Registrant's Registration Statement on Form N-6
          (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2)  Form  of  Child   Insurance   Rider,   incorporated  by  reference  to
          Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (3) Form of Guaranteed Minimum Death Benefit Rider, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (4)  Form of Other Insured Term Insurance Rider,  incorporated by reference
          to  Registrant's   Registration  Statement  on  Form  N-6  (File  Nos.
          333-108433 and 811-09933) as filed on October 17, 2003.

     (5)  Form of Waiver of Monthly Deductions Rider,  incorporated by reference
          to  Registrant's   Registration  Statement  on  Form  N-6  (File  Nos.
          333-108433 and 811-09933) as filed on October 17, 2003.

     (6) Form of Waiver of Specified Premium, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (7) Form of Terminal Illness Benefit Rider, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (8) Form of Loan Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 3 (File Nos. 333-109762 and 811-10463) as filed on October 27, 2004.

(e) (1) Specimen Application, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2) Specimen Supplemental Application, incorporated by reference to Registrant's Post-Effective Amendment No. 3 (File Nos. 333-109762 and 811-10463) as filed on October 27, 2004.

(f) (1) Declaration and Charter of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

     (2) Certificate of Amendment of Charter of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form S-6 (File Nos. 333-67902 and 811-10463) as filed on or about August 8, 2001.

     (3) Bylaws of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

(g) (1) Reinsurance Agreement between Jackson National Life Insurance Company of New York and RGA Reinsurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

     (2) Reinsurance Agreement between Jackson National Life Insurance Company of New York and Transamerica Financial Life Insurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

     (3) Reinsurance Agreement between Jackson National Life Insurance Company of New York and Security Life of Denver Insurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

(h)  Not applicable.

(i)  Not applicable.

(j)  Not applicable.

(k)  Legal Opinion and Consent of Counsel, attached hereto.

(l) Actuarial Opinion, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

(m)(1) Sample Calculations, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

(m)(2) Sample Calculations, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

(n)  Consent of Independent Registered Public Accounting Firm, attached hereto.

(o)  Not applicable.

(p)  Not applicable.

(q) Redeemability Exemption, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

(1) Name and Principal                      (2) Positions and Offices
    Business Address                            with Depositor

Donald B. Henderson, Jr.                          Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                                 Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                                 Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                                    Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                                   Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                                    Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                     Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                   Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                     Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                 Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                    Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                                    Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                               Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                  Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                 Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                  Vice President, Senior Counsel, Assistant Secretary, Chief Compliance Officer,
1 Corporate Way                                   Separate Accounts, Chief Risk Officer & Director
Lansing, MI 48951

Clifford S. Hale, M.D.                            Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                 Executive Vice President, Chief Financial Officer &
1 Corporate Way                                   Chairman of the Board
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                  Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Everett W. Kunzelman                              Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                             President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                                Chief Administrative Officer & Director
275 Grove St Building 2
4th floor
Auburndale, MA 02466

Thomas J. Meyer                                   Senior Vice President, General Counsel, Secretary & Director
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                    Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                 Executive Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Mark D. Nerud                                     Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                   Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                Vice President
1 Corporate Way
Lansing, MI 48951

James B. Quinn                                    Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                                  Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                                 Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                 Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                    Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                 Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                             Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                   Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                  Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Company             State of Organization           Control/Ownership         Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser


ITEM 29. INDEMNIFICATION

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

(a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account IV. Jackson National Life Distributors LLC also acts as general distributor for JNLNY Separate Account I, JNLNY Separate Account II, JNL Series Trust and JNLNY Variable Fund I LLC.

(b)

(1) Name and Principal Business Address                (2) Positions and Offices with Depositor

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Divisional Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                                           Regional Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                                            Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                                            Vice President
7601 Technology Way
Denver, CO 80237

Steve Papa                                              Regional Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilyn Scherer                                         Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                                       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

(c)


                        Compensation on Events Occasioning
Name of Principal       the Deduction of a Deferred Sales      Brokerage           Other
Underwriter             Load                                   Commissions         Compensation
----------------------- -------------------------------------- ------------------- -------------------------

Jackson National Life   Not Applicable                         Not Applicable      Not Applicable
Distributors LLC

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

               Jackson National Life Insurance Company of New York 2900 Westchester Avenue
               Purchase, NY 10577

               Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center
               1 Corporate Way
               Lansing, MI 48951

               Jackson National Life Insurance Company of New York Annuity Service Center
               7601 Technology Way
               Denver, CO 80237

               Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200
               Chicago, IL  60606

ITEM 32. MANAGEMENT SERVICES

Not Applicable

ITEM 33. FEE REPRESENTATION

Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under 485(b) and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of November, 2007.

                          JNLNY Separate Account - IV (Registrant)

                     By:  Jackson National Life Insurance Company of New York

                     By:   THOMAS J. MEYER
                          -------------------------------------------
                          Thomas J. Meyer
                          Senior Vice President, Secretary and
                          General Counsel

                          Jackson National Insurance Company of New York (Depositor)

                     By:   THOMAS J. MEYER
                          -------------------------------------------
                          Thomas J. Meyer
                          Senior Vice President, Secretary and
                          General Counsel

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
Clark P. Manning, Jr.                                    Date
President and Chief Executive Officer

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
Andrew B. Hopping                                        Date
Executive Vice President, Chief Financial
Officer, and Director

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
Herbert G. May III                                       Date
Chief Administrative Officer and Director

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
Bradley J. Powell                                        Date
Vice President

THOMAS J. MEYER                                          November 30, 2007
-------------------                                      -----------------
Thomas J. Meyer                                          Date
Senior Vice President, General Counsel,
Secretary and Director

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
John J. Brown                                            Date
Vice President and Director

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
Marianne Clone                                           Date
Vice President and Director

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
Julia A. Goatley                                         Date
Vice President, Senior Counsel,
Assistant Secretary and Director

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
Russell E. Peck                                          Date
Vice President and Director

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
Gregory B. Salsbury                                      Date
Vice President and Director

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
Donald B. Henderson, Jr.                                 Date
Director

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
David C. Porteous                                        Date
Director

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
Donald T. DeCarlo                                        Date
Director

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
John C. Colpean                                          Date
Director

THOMAS J. MEYER*                                         November 30, 2007
-------------------                                      -----------------
Gary H. Torgow                                           Date
Director


* By Thomas J. Meyer
Senior Vice President, Secretary,
General Counsel and Attorney-in-Fact


                                 POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony
L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370,
333-119659 and 333-137485), JNLNY Separate Account II (333-86933), and JNLNY
Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 1st day of October, 2007.


CLARK P. MANNING, JR.
---------------------
Clark P. Manning, Jr.
President and Chief Executive Officer


ANDREW B. HOPPING
-----------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director


HERBERT G. MAY III
------------------
Herbert G. May III
Chief Administrative Officer and Director


THOMAS J. MEYER
---------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director


JOHN H. BROWN
-------------
John H. Brown
Vice President and Director


MARIANNE CLONE
--------------
Marianne Clone
Vice President and Director


JULIA A. GOATLEY
----------------
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director


RUSSELL E. PECK
---------------
Russell E. Peck
Vice President and Director


GREGORY B. SALSBURY
-------------------
Gregory B. Salsbury
Vice President and Director


DONALD B. HENDERSON, JR.
------------------------
Donald B. Henderson, Jr.
Director


DAVID L. PORTEOUS
-----------------
David L. Porteous
Director


DONALD T. DECARLO
-----------------
Donald T. DeCarlo
Director


GARY H. TORGOW
--------------
Gary H. Torgow
Director


JOHN C. COLPEAN
---------------
John C. Colpean
Director


                                  EXHIBIT LIST

Exhibit No.     Description

k.              Opinion and Consent of Counsel, attached hereto as EX-k.

n. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-n.